Income Taxes Textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income Taxes (Textuals) [Abstract]
Income tax benefits from exercise of non-qualified stock options and appreciation rights	$ 2,725	$ 6,003	$ 1,466
Incremental income tax benefits from vesting of stock awards and other stock compensation recorded in additional paid-in capital	970	401	1,026
Undistributed earnings of foreign subsidiaries on which no provision has been made for income taxes	79,800
Undistributed earnings of non US subsidiaries	13,600
Unremitted foreign earnings	2,804	2,804
Unrecognized income tax benefits that would affect the effective income tax rate	1,221	659	988
Interest and penalties related to unrecognized income tax benefits	(95)	(22)	22
Liability for penalties and interest	$ 430	$ 525